Dividend Income	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue From Dividends [Abstract]
Dividend Income
32. DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Dividend income related to financial assets at FVTPL	284,683	136,136	222,357
Dividend income related to financial assets at FVTOCI	24,528	23,846	17,936

Total	309,211	159,982	240,293

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Dividend income recognized from assets held:
Equity securities	24,528	23,846	17,936